Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2018
Convertible redeemable preferred shares, shares issued	301,298,172
Convertible redeemable preferred shares, shares outstanding		267,841,063
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized		509,631,372
Common stock, shares issued		57,864,058
Common stock, shares outstanding		57,864,058
Series B Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		34,815,112
Convertible redeemable preferred shares, shares issued	34,815,112	34,544,762
Convertible redeemable preferred shares, shares outstanding		34,544,762
Series B+ Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, shares issued	54,083,288
Convertible redeemable preferred shares, shares outstanding		54,083,288
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		50,195,203
Convertible redeemable preferred shares, shares issued	50,195,203	50,195,203
Convertible redeemable preferred shares, shares outstanding		50,195,203
Series D Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		50,193,243
Convertible redeemable preferred shares, shares issued	50,193,243	50,193,243
Convertible redeemable preferred shares, shares outstanding		50,193,243
Series E Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized		78,824,567
Convertible redeemable preferred shares, shares issued	78,824,567	78,824,567	78,824,567
Convertible redeemable preferred shares, shares outstanding		78,824,567
Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000
Common stock, shares issued	421,729,902
Common stock, shares outstanding	421,729,902
Class B Ordinary Shares
Common stock, par value	$ 0.0001	0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	58,453,168
Common stock, shares outstanding	58,453,168
Series A Convertible Preferred Shares
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		22,257,215
Preferred stock, shares issued		17,085,275
Preferred stock, shares outstanding		17,085,275
Parent Company
Common stock, par value	0.0001	$ 0.0001
Common stock, shares authorized		509,631,372
Common stock, shares issued		57,864,058
Common stock, shares outstanding		57,864,058
Parent Company | Series B Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	34,815,112	34,815,112
Convertible redeemable preferred shares, shares issued	34,544,762	34,544,762
Convertible redeemable preferred shares, shares outstanding	34,544,762	34,544,762
Parent Company | Series B+ Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	54,083,288	54,083,288
Convertible redeemable preferred shares, shares issued	54,083,288	54,083,288
Convertible redeemable preferred shares, shares outstanding	54,083,288	54,083,288
Parent Company | Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	50,195,203	50,195,203
Convertible redeemable preferred shares, shares issued	50,195,203	50,195,203
Convertible redeemable preferred shares, shares outstanding	50,195,203	50,195,203
Parent Company | Series D Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	50,193,243	50,193,243
Convertible redeemable preferred shares, shares issued	50,193,243	50,193,243
Convertible redeemable preferred shares, shares outstanding	50,193,243	50,193,243
Parent Company | Series E Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	78,824,567	78,824,567
Convertible redeemable preferred shares, shares issued	78,824,567	78,824,567
Convertible redeemable preferred shares, shares outstanding	78,824,567	78,824,567
Parent Company | Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,300,000,000
Common stock, shares issued	421,729,902
Common stock, shares outstanding	421,729,902
Parent Company | Class B Ordinary Shares
Common stock, par value	$ 0.0001	0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	58,453,168
Common stock, shares outstanding	58,453,168
Parent Company | Series A Convertible Preferred Shares
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		22,257,215
Preferred stock, shares issued		17,085,275
Preferred stock, shares outstanding		17,085,275